RELATED PARTY TRANSACTIONS - Schedule of Compensation of Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation
Salaries and other short-term benefits	£ 10	£ 12	£ 14
Share-based payments	14	12	14
Total compensation	£ 24	£ 24	£ 28